Additional information - Financial Statement Schedule I - Condensed Statement of Cash Flows of the Parent Company (Details) € in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 EUR (€)
Condensed Cash Flow Statements, Captions [Line Items]
Profit / (loss) before tax	€ 47,533		€ (22,449)		€ (111,247)
Income tax paid	(17,269)		(10,378)		(3,495)
Other non-cash items	(1,808)		2,473		(16,949)
Changes in working capital	(3,357)		(38,090)		(46,257)
Net cash used in operating activities	120,073		14,956		(66,174)
Proceeds from issuance of share capital	45,700	$ 50.0	215,209	$ 225.0	0
New borrowings	610,000		0		0
Net cash from financing activities	(233,801)		241,054		(35,437)
Net foreign exchange difference	286		2,360		578
Net increase / (decrease) in cash and cash equivalents	(153,076)		188,821		(131,824)
Cash and cash equivalents at beginning of year	240,546		51,083		182,176
Cash and cash equivalents at end of year	87,462		240,546		51,083
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Profit / (loss) before tax	(9,822)		(2,129)		10,628
Income tax paid	(212)		(948)		0
Other non-cash items	3,705		(3,443)		(14,400)
Changes in working capital	3,144		158		(5,588)
Net cash used in operating activities	(3,185)		(6,362)		(9,360)
Movement in loans with group companies	20,473		(268,252)		9,205
Proceeds from issuance of share capital	43,958		215,208		0
New borrowings	(61,324)		59,384		0
Acquisition of treasury shares	0		0		(10)
Net cash from financing activities	3,107		6,340		9,195
Net foreign exchange difference	1		0		0
Net increase / (decrease) in cash and cash equivalents	(77)		(22)		(165)
Cash and cash equivalents at beginning of year	100		122		287
Cash and cash equivalents at end of year	€ 23		€ 100		€ 122